ING MUTUAL FUNDS

ING Global Bond Fund

ING International Value Choice Fund

(each a “Fund”)

Supplement dated July 20, 2009

to the Class A, Class B, and Class C Prospectus,

Class I, Class Q and Class W Prospectus and Class O Prospectus

each dated February 27, 2009

ING Global Bond Fund

On July 10, 2009, the Board of Directors approved a change, effective July 15, 2009, to the way in which the dividends are paid for the Fund.

1.             The second paragraph in the section entitled “Dividends, Distributions and Taxes — Dividends and Distributions” on page 78 of the Class A, Class B and Class C Prospectus and on page 70 of the Class I, Class Q and Class W Prospectus is deleted in its entirety and replaced with the following:

Each Fund distributes capital gains, if any, annually.  Each Fund declares and distributes dividends annually, except as follows:

ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund, ING Global Equity Dividend Fund, ING European Real Estate Fund, ING International Equity Dividend Fund, and ING International Real Estate Fund declare and distribute dividends, if any, quarterly; and

ING Emerging Markets Fixed Income Fund and ING Global Bond Fund declare and distribute dividends, if any, monthly.

2.             The third bullet point in the first paragraph in the section entitled “Dividends and Distributions — Dividends” on page 42 of the Class O Shares Prospectus is deleted in its entirety and replaced with the following:

•              declared and paid monthly: Global Bond Fund.

ING International Value Choice Fund

Effective June 15, 2009, Peter Boardman and Alberto Jimenez Crespo replaced Paul J. Hechmer as the Portfolio Managers for ING International Value Choice Fund.

1.             All references to Mr. Hechmer are hereby deleted and replaced with Peter Boardman and Alberto Jimenez Crespo.

2.             The section entitled “Management of the Funds — Adviser and Sub-Advisers — ING International Value Choice Fund” on page 71 of the Class A, Class B and Class C Prospectus and on Page 64 of the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of the ING International Value Choice Fund.  Mr. Broadman and Mr. Jimenez Crespo have co-managed the Fund since June 2009.

Peter Boardman, co-portfolio manager has been a senior research analyst at Tradewinds since the firm’s founding in 2006. Prior to joining Tradewinds, Mr. Boardman served as a senior research analyst at NWQ Investment Management Company, LLC from 2003 to 2006. Prior to joining NWQ, Mr. Boardman was a senior analyst with USAA Investment Management, where he managed the Japan portion of the firm’s international fund while covering automobiles, pharmaceuticals and semiconductors on a global sector basis. Prior to that, he served eight years as a sell-side analyst at UBS Warburg following the automobile and auto parts industries in North America, Japan and Asia. Before that, he was an analyst at Crédit Lyonnais (Japan) in charge of research for the Japanese automobiles, machinery and consumer electronics sectors.

Alberto Jimenez Crespo, co-portfolio manager has been a research analyst at Tradewinds since joining the firm in 2006. Mr. Jimenez will also continue to be responsible for Tradewinds’ analysis of the global basic materials sector. Prior to joining Tradewinds, Mr. Jimenez was an equity analyst in the private client group at Merrill Lynch, where he provided investment advice to financial advisors pertaining to commodity trends and the basic materials and energy sectors. Mr. Jimenez also spent three years as a sell-side equity analyst at Salomon Smith Barney covering steel, pulp and paper, and metals and mining stocks. Prior to that, he was a financial analyst for Enron and Shell, developing financial models, structuring deals and valuing investments in a wide variety of industries within the energy and basic materials sectors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING International Value Choice Fund

(“Fund”)

Supplement dated July 20, 2009 to the

Class A, Class B, Class C, Class I, Class O, Class Q and

Class W shares Statement of Additional Information (“SAI”)

dated February 27, 2009

Effective June 15, 2009, Peter Boardman and Alberto Jimenez Crespo replaced Paul J. Hechmer as the Portfolio Managers for ING International Value Choice Fund.

1.             All references to Mr. Hechmer are hereby deleted and replaced with Peter Boardman and Alberto Jimenez Crespo.

2.             The table in the section entitled “Portfolio Managers — International Value Choice Fund — Other Accounts Managed” on page 166 of the SAI is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts(1)
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter Boardman(2)	5	$1,545.2	9	$859.6	43,383	$12,064
Alberto Jimenez Crespo(2)	5	$1,548.4	9	$859.6	43,383	$12,064

(1)   1 account with assets of $73.1 millions is subject to performance fee.

(2)   As of June 30, 2009.

3.             The table in the section entitled “Portfolio Managers — International Value Choice Fund — Ownership of Securities” on page 167 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager(1)	Dollar Range of Fund Shares Owned
Peter Boardman	None
Albert Jimenez Crespo	None

(1)                             As of June 30, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE